Offerings	Apr. 17, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	29,024,768
Proposed Maximum Offering Price per Unit	2.584
Maximum Aggregate Offering Price	$ 75,000,001
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.5
Offering Note
1.
Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-278770)
on April 17, 2024 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement on Form
S-3.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants for Common Stock $0.001 par value per share
Amount Registered | shares	29,024,768
Proposed Maximum Offering Price per Unit	3.101
Maximum Aggregate Offering Price	$ 90,005,805
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,779.89
Offering Note
1.
Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-278770)
on April 17, 2024 (the “Registration Statement”) was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This “Calculation of Filing Fee” table shall be deemed to update the table in Item 14 of the Registration Statement on Form
S-3.